UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05608

PUBLIC FACILITY LOAN TRUST
(Exact name of registrant as specified in charter)

C/O U.S. BANK CORP TRUST DEPT ONE FEDERAL STREET BOSTON, MA			02110
(Address of principal executive offices)			(Zip code)

DAVID W. DOUCETTE. U.S. BANK CORPORATE TRUST SERVICES ONE FEDERAL STREET, BOSTON, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6559

Date of fiscal year end:	DECEMBER 31, 2005

Date of reporting period:	January 1, 2005 – December 31, 2005

Item 1.      Reports to Stockholders.

PUBLIC FACILITY LOAN TRUST

SCHEDULE OF INVESTMENTS

December 31, 2005

(Dollar Amounts in Thousands)

(audited)

Outstanding Principal Balance	Description	Stated Interest Rate	Maturity Date

see accompanying compilation report

and notes to financial statements

FINANCIAL STATEMENTS

Public Facility Loan Trust

Year ended December 31, 2005

with Report of Independent Registered Public Accounting Firm

Public Facility Loan Trust

Financial Statements

Year ended December 31, 2005

•	Ernst & Young LLP	•	Phone: (212) 773-3000
	5 Times Square		www.ey.com
New York, New York 10036-6530

Report of Independent Registered Public Accounting Firm

To US Bank and Trust Company, as
attorney-in-fact for Bank of America,
Successor to Shawmut Bank, N.A., as
Owner Trustee, of Public Facility Loan Trust:

We have audited the accompanying statement of assets and liabilities of Public Facility Loan Trust (the “Trust”), including the schedule of investments in loans, as of December 31, 2005, and the related statements of operations for the year then ended, changes in net assets and cash flows for each of the two years then ended and financial highlights for the Class B Certificates for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report dated May 14, 2002 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by the Owner Trustee, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in loans owned as of December 31, 2005, by correspondence with the servicer.  We believe that our audits provide a reasonable basis for our opinion.

As further described in Note 2 to the financial statements, pursuant to a “no action letter” received from the Securities and Exchange Commission, the Trust accounts for its loans and temporary investments at amortized cost. In accordance with U.S. generally accepted accounting principles, such loans and temporary investments should be accounted for at fair value. Due to the omission of fair value information, the Trust’s financial highlights exclude presentation of the total rate of return as such ratio is computed based on the period to period change in fair value of Trust’s assets.

A Member Practice of Ernst & Young Global

In our opinion, except for the matter discussed in the preceding paragraph, the financial statements and financial highlights referred to above, audited by us, present fairly, in all material respects, the financial position of Public Facility Loan Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets and its cash flows for each of the two years in the period then ended and the financial highlights for the Class B Certificates for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

March 6, 2006

Public Facility Loan Trust

Statement of Assets and Liabilities

December 31, 2005

Assets
Investments in loans, at amortized cost (Note 3 and Schedule of Investments in Loans)	$15,792,640
Temporary investments (Note 4)	8,011,422
Accrued interest receivable	69,906
Other assets	2,919
Total assets	23,876,887

Liabilities
Accrued expenses and other liabilities	276,641
Total liabilities	276,641
Net assets	$23,600,246

Net assets represented by:
Class A Certificates of beneficial interest (maximum liquidation price of $50,000), at par (Note 6)	$500
Class B Certificates of beneficial interest, at par (Note 6)	10,000
Additional paid-in capital	23,589,746
$23,600,246

Beneficial interest per share:
Maximum fixed liquidation price of Class A certificates (based on net assets of $50,000 and 500 shares issued and outstanding)	$100
Net asset value of Class B certificates (based on net assets of $23,550,246 and 10,000 shares issued and outstanding)	$2,355.02

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Statement of Operations

Year ended December 31, 2005

Investment income
Interest	$2,784,819

Expenses
Professional fees	474,444
Interest	207,317
Servicing fees (Note 7)	62,108
Trustee fees (Note 7)	14,350
Amortization of deferred bond issuance costs	4,187
Other	16,647
Total expenses	779,053

Net investment income	$2,005,766

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Statements of Changes in Net Assets

	Year ended December 31,
	2005	2004

Net investment income	$2,005,766	$2,547,123

Distributions of net investment income to holders of:
Class A Certificates	(30)	(30)
Class B Certificates	(2,027,190)	(1,197,354)
Total distributions from investment income	(2,027,220)	(1,197,384)
Increase (decrease) in net assets	(21,454)	1,349,739

Net assets:
Beginning of year	23,621,700	22,271,961
End of year (including accumulated undistributed net investment income of $14,888,573 and $14,910,027, respectively)	$23,600,246	$23,621,700

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Statements of Cash Flows

	Year ended December 31,
	2005	2004
Operating activities
Cash received from loans:
Interest	$1,183,361	$1,655,822
Refundable payments	(16,501)	(330,251)
Interest income received from temporary investments	583,617	601,915
Interest expense paid	(242,209)	(627,019)
Other expenses paid	(464,857)	(248,553)
Net cash provided by operating activities	1,043,411	1,051,914

Investing activities
Principal collections on loans	6,267,944	7,908,555
Net increase in temporary investments	1,502,956	(67,840)
Net cash provided by investing activities	7,770,900	7,840,715

Financing activities
Principal payments to bondholders	(6,787,425)	(7,694,911)
Distributions to Certificate holders–Class A	(30)	(30)
Distributions to Certificate holders–Class B	(2,027,190)	(1,197,354)
Net cash used in financing activities	(8,814,645)	(8,892,295)

Net increase (decrease) in cash	(334)	334
Cash at beginning of year	334	—
Cash at end of year	$—	$334

Reconciliation of net investment income to net cash provided by operating activities:
Net investment income	$2,005,766	$2,547,123
Adjustments relating to loans:
Accretion of market discount	(1,195,170)	(1,621,167)
Increase in accrued interest receivable	14,981	(75,174)
Adjustments relating to Bonds:
Amortization of original issue discount	134,794	493,565
Amortization of deferred bond issuance costs	4,432	17,677
Decrease in accrued interest payable	(169,686)	(192,372)
Other adjustments:
Increase in accrued expenses and other liabilities	29,351	114,504
Decrease in refund liability	218,943	(232,242)
Net cash provided by operating activities	$1,043,411	$1,051,914

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Financial Highlights for the Class B Certificates

	Five year period ended December 31,
	2005	2004	2003	2002	2001

Per share data:
Net asset value, beginning of year	$2,357.16	$2,222.19	$2,191.66	$2,080.11	$2,019.88
Net investment income	200.58	254.71	213.82	239.84	203.52
Distributions to Class A and B Certificate holders	(202.72)	(119.74)	(183.29)	(128.29)	(143.29)
Net asset value, end of year	$2,355.02	$2,357.16	$2,222.19	$2,191.66	$2,080.11

Ratios and supplemental data:
Expenses to average net assets	3.31%	5.46%	10.52%	15.55%	21.59%
Net investment income to average net assets	8.51%	11.27%	9.67%	11.20	10.10
Net assets applicable to Class B Certificates	$23,550,246	$23,571,700	$22,221,961	$21,916,566	$20,801,287

Note: As discussed in Note 2, the Trust accounts for its investments in loans and temporary investments at amortized cost, which differs from the requirements under U.S. generally accepted accounting principles which state that investments be accounted for at fair value. Accordingly, the Trust’s financial statements do not reflect the market value of such investments. Due to the omission of fair value information, the above presentation excludes the disclosure of the comparative 5-year “Total Investment Return.”

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Notes To Financial Statements

December 31, 2005

1. The Trust and its Activities

Public Facility Loan Trust (the “Trust”) was established in July 1988 under the laws of the Commonwealth of Massachusetts by a declaration of trust (the “Declaration of Trust”) by Shawmut Bank, N.A., not acting in its individual capacity but solely as owner trustee (the “Owner Trustee”). State Street Bank and Trust Company, as attorney-in-fact for Bank of America, successor to Shawmut Bank, N.A., is currently the Owner Trustee. The Trust is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The sole purpose of the Trust is to raise funds through the issuance and sale of its Bonds (as defined below) and to invest the related proceeds in the Loans (as defined below) which it purchased from the United States Department of Housing and Urban Development (“HUD”).

In August 1988, the Trust purchased 1,196 loans (the “Loans”) from HUD, which had an aggregate outstanding principal balance of approximately $271,950,000, in return for (i) the net proceeds from the sale of the Trust’s Bonds and (ii) the Class A and B Certificates of beneficial interest in the net assets of the Trust (the “Certificates”). Pursuant to an indenture (the “Indenture”) dated August 1, 1988, between the Trust and Chemical Bank, as bond trustee (the “Bond Trustee”), the Trust issued four classes of sequential pay bonds (the “Bonds”) in August, 1988, which had an aggregate par value of $235,958,000, using the Loans as collateral. The Bond Trustee holds the original notes and bonds evidencing the Loans. JP Morgan Chase successor to Chemical Bank, is currently the Bond Trustee.

During 1997, GMAC Commercial Mortgage Corporation (“GMAC”) became the servicer of the Trust’s Loans pursuant to the servicing agreement dated August 1, 1988 (the “Servicing Agreement”). Prior to that time, the Trust’s servicer was General Electric Capital Corporation (“GECC”). (GMAC and GECC are hereinafter referred to as the “Servicer”). The Servicer’s responsibilities include collecting payments on the Loans and maintaining the Loan files.

In accordance with the Indenture, the Trust maintains three funds, the Revenue, Expense and Liquidity Funds (the “Funds”), which are invested temporarily in permitted investments. All payments received on the Loans and earnings on the amounts in the Funds are used to make payments on the Bonds, to pay the Trust’s administrative expenses and to make distributions to the Certificate holders.

2. Summary of Significant Accounting Policies

Investment in Loans and Temporary Investments

The Loans were recorded at the inception of the Trust at their purchased cost. Such cost resulted in the recognition of market discount from the Loans’ outstanding principal balances. The purchase cost was determined by an independent appraiser, since a portion of the consideration paid by the Trust (the Class A and B Certificates) for the Loans did not have a readily determinable market value. The appraised value of the Loans was also used to determine the initial carrying amount of the Certificates.

Generally accepted accounting principles require investments to be carried at fair value.  Pursuant to a “no action letter” the Trust received from the Securities and Exchange Commission, the Trust carries its investments in loans at amortized cost. The market discount on the Loans is included in the Trust’s statement of operations using the amortized cost method of accounting.  Under this method, interest on each Loan is recognized by applying the Loan’s effective interest rate to the amortized cost of the Loan at the beginning of the period. A Loan’s effective interest rate is the rate which discounts the Loan’s scheduled future cash flows (including principal and interest) to its amortized cost. The amortization of market discount for each Loan included in the Trust’s statement of operations is the difference between a Loan’s interest income and its coupon interest.

Temporary investments are stated at amortized cost.

Deferred Bond Issuance Costs

Deferred bond issuance costs of $2,649,740 were capitalized on the date the Bonds were issued and are amortized using the effective interest method over the estimated life of the bonds.

Bonds Payable

The Bonds are stated at their outstanding par value less unamortized original issue discount. Original issue discount amortization is included in the Trust’s statement of operations using the effective interest method.

Income and Expense Recognition

Investment income and expenses are recognized on an accrual basis.

Federal Income Taxes

No provision for federal income taxes is included in the Trust’s statement of operations since the Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, if any, to its Certificate holders to the extent that such distributions are permitted by the Indenture.

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. generally accepted accounting principles requires the Owner Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

3. The Loans

The Loans are bonds and other loans, substantially all of which are tax-exempt, issued by municipalities, special districts, not-for-profit organizations, hospitals and Indian tribes to refinance loans for the construction of water, sewage, hospital and other public facilities.

The Loans may generally be repaid ahead of schedule at the option of the borrowers at par or with a small premium. The Loans are secured by various types of collateral, including general obligations and pledges of gross or net revenues, special assessments and mortgages. The Trust purchased the Loans from HUD without recourse, except for certain representations and warranties by HUD specified in the related Loan Sale Agreement. These representations and warranties were originally scheduled to expire in August 1990. During 1990 and 1991, HUD extended certain of its representations and warranties to May 1992. During 1992, HUD agreed to extend certain of its representations and warranties until a notice of breach and agreement is executed.

The amortized cost of the Loans at December 31, 2005, was as follows:

Outstanding principal	$18,197,288
Unamortized market discount	(2,404,648)
$15,792,640

4. Temporary Investments

The Trust has entered into investment agreements pertaining to its temporary investments with Morgan Guaranty Trust Company of New York for the three Funds that are required by the Indenture. Monies deposited into these Funds are invested at fixed interest rates and are available for Bond and for other payments pursuant to the Indenture on each Payment Date (as defined in Note 5) until the Bonds have been paid in full.

At December 31, 2005, the Fund balances and fixed interest rates were as follows:

	Interest
Fund	Rate	Fund Balance
Revenue	7.75%	$2,762,317
Expense	7.75	3,964,374
Liquidity	8.25	1,284,731
		$8,011,422

Substantially all of the December 31, 2005 Revenue Fund balance was used to make the February 1, 2006 Certificate distribution described in Note 6.

5. Sequential Pay Bonds

The Bonds are sequential pay bonds, with semiannual interest payable on each February 1 and August 1 (each, a “Payment Date”) at 5% per annum.

The Indenture provides that principal payments are to be made on the Bonds on each Payment Date prior to the Bond’s stated maturity in an aggregate amount equal to the lesser of the Available Amount or the Principal Distribution Amount (both as defined below) on such Payment Date. The Indenture provides that such principal payments are to be applied to each class of Bonds in the order of their respective stated maturities so that no principal payments are made until the Bonds having an earlier stated maturity have been paid in full. The Bonds are not otherwise subject to redemption prior to their stated maturity.

The Available Amount is the amount in the Revenue and Liquidity Funds on each Payment Date, after payment of (a) interest on, and principal at stated maturity of, the Bonds, (b) scheduled administrative expenses not paid from the Expense Fund and (c) any required funding of the Expense or Liquidity Funds.

The Principal Distribution Amount for any Payment Date is the sum of (a) the difference, if any, between the aggregate Collateral Value (as defined below) of the Loans on such Payment Date and the aggregate Collateral Value of the Loans on the immediately preceding Payment Date and (b) the unpaid portion of any previous Principal Distribution Amount.

The Collateral Value of each Loan is equal to the lesser of (a) the present value of the remaining scheduled interest and principal payments on the Loan, together with assumed reinvestment income thereon from each Assumed Deposit Date (30 to 60 days after the date the scheduled payments are due) to the Payment Date that follows its Assumed Deposit Date (as defined in the Indenture) at the Assumed Reinvestment Rate (7.75% per annum as of December 31, 2005), discounted semiannually to the Payment Date using a discount rate of 5% per annum or (b) the outstanding principal balance of the Loan.

The Class 1 Bonds, the Class 2 Bonds, the Class 3 Bonds, and the Class 4 Bonds were retired in August 1994, February 1997, August 1999 and August 2005, respectively.

6. The Certificates of Beneficial Interest

Information regarding the Trust’s fully paid, nonassessable shares of certificates of beneficial interest as of December 31, 2005 and for the year then ended, is as follows:

	Class A	Class B

Number of shares outstanding	500	10,000
Par value per share	$1	$1
Fixed dividend rate per annum (cumulative)	6%	0%

The Declaration of Trust provides that distributions on the Class A and Class B Certificates are payable solely from Available Funds (as defined in the Declaration of Trust), if any, transferred from the Bond Trustee to the Owner Trustee. Prior to payment of the Bonds in full and discharge of the Indenture, the Declaration of Trust provides that Available Funds be applied in the following order of priority:

a.               To pay any indemnities or Trust expenses not otherwise payable as administrative expenses;

b.              To the Class A Certificate holders for dividends accrued or in arrears; and

c.               To the Class B Certificate holders, subject to the limitations described below;

The “fixed liquidation price” of the Class A Certificates is $100 per share. In the event of liquidation, dissolution or termination of the Trust, the Class A Certificate holders are entitled to receive, in cash, the fixed liquidation price together with all dividends accrued or in arrears to that date, before any distribution of the assets of the Trust are made to the Class B Certificate holders; the Class A Certificate holders are entitled to no further participation in such distribution. If upon any such liquidation, dissolution or termination, the assets distributable to the Class A Certificate holders are insufficient to permit the payment of the full preferential amount, the entire assets of the Trust are to be distributed to the holders of the Class A Certificates then outstanding.

The Declaration of Trust provides that no distributions can be made to the Class B Certificate holders to the extent that such distributions would cause the net assets of the Trust to be less than the aggregate fixed liquidation price of the outstanding Class A Certificates.

The Indenture provides that upon repayment of the Bonds in full and the discharge of the Indenture, any Loans or other assets held by the Bond Trustee will be transferred to the Owner Trustee. The Declaration of Trust provides that the cash funds on that date, as well as subsequent cash receipts from any remaining Loans, are to be applied by the Owner Trustee as described above.

The Certificates are transferable pursuant to conditions in the Declaration of Trust.

7. Trustee and Servicing Fees

Bond Trustee

The Indenture provides that the Bond Trustee is to receive, on each August 1, an annual fee equal to .015% of the aggregate outstanding principal amount of the Loans on the immediately preceding Bond Payment Date.

Owner Trustee

The Indenture provides that the Owner Trustee is to receive a semiannual fee of $6,500 on February 1 and August 1 of each year.

Servicer

The Servicing Agreement provides that the Servicer is to receive a monthly servicing fee equal to one-twelfth of 0.195% of the outstanding principal balance of each Loan on the first day of the preceding month.

8. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures About Fair Value of Financial Instruments,” (“SFAS No. 107”) requires the Trust to disclose estimated fair values of certain of its financial instruments. As SFAS No. 107 allows the use of a wide range of valuation techniques, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

The carrying amounts of the financial assets and liabilities of the Trust as disclosed in the statement of assets and liabilities represent their fair value, except for the temporary investments and investments in loans.  The estimated fair value of the investments in loans is not practicably estimable as these loans are not liquid and the cost of estimating the fair value is prohibitively expensive. A listing of all of the investments in loans, including their related carrying amounts, interest rates and maturities are included in the schedule of investments in loans.

9. Federal Tax Information

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized gains, if any, to its Certificate holders. Therefore, no federal income tax provision is required.

The amounts and characterizations of distributions to Certificate holders for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

The tax character of distributions paid to Certificate holders during the years ended December 31 were as follows:

	2005	2004
Distributions paid from:
Tax exempt income	$(512,997)	$(676,175)
Taxable ordinary income	(790,634)	(1,205,551)
Taxable return of capital	(723,589)	684,342
Total tax exempt income	$(2,027,220)	$(1,197,384)

During 2005, as a result of permanent book to tax differences, the Trust decreased accumulated undistributed net investment income by $14,888,573 and increased additional paid in capital by $14,888,573. Net assets were not affected by this reclassification. These differences are primarily due to the cumulative effect of net operating losses, over distribution of net investment income and accretion of market discount.

10. Indemnifications

In the ordinary course of business, the Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on its history and experience, management believes the risk of loss to be remote, therefore, the Trust did not accrue any liability in connection with such indemnifications.

Public Facility Loan Trust

Schedule of Investments in Loans

December 31, 2005

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40005901	40005901	ARDMORE WATERWORKS	Alabama	5.000%	7/1/2009	$78,000	0.43%	$70,283	0.45%
40000501	40000501	BIG COVE WATER AUTHORITY	Alabama	4.000%	7/1/2006	9,000	0.05%	8,844	0.60%
40007801	40007801	CITY OF FAYETTE	Alabama	4.250%	4/1/2008	63,000	0.35%	58,023	0.37%
40006401	40006401	CITY OF GUNTERSVILLE	Alabama	4.500%	1/1/2007	31,000	0.17%	30,124	0.19%
40006402	40006402	CITY OF GUNTERSVILLE	Alabama	6.000%	1/1/2009	81,000	0.45%	75,432	0.48%
40005501	40005501	DOUGLAS WATER AND FIRE	Alabama	5.000%	1/1/2009	250,000	1.37%	229,465	1.45%
40003801	40003801	ENTERPRISE PUBLIC BUILDING	Alabama	4.500%	11/1/2007	101,000	0.56%	94,750	0.60%
40001801	40001801	HAZEL GREEN WATER & FIRE	Alabama	4.500%	8/1/2007	83,000	0.46%	78,404	0.50%
40005101	40005101	HELENA UTILITIES BOARD	Alabama	5.625%	12/1/2012	200,000	1.10%	162,584	1.03%
40002302	40002302	LITTLEVILLE WATERWORKS	Alabama	5.000%	2/1/2009	66,000	0.36%	58,019	0.37%
40002601	40002601	MAYSVILLE WTR & FIRE PR	Alabama	4.500%	8/1/2007	32,000	0.18%	30,255	0.19%
40004101	40004101	SELMA PUBLIC BUILDING AUTH.	Alabama	5.625%	5/1/2014	715,000	3.93%	552,584	3.50%
40005902	40005902	TOWN OF ARDMORE	Alabama	5.000%	7/1/2009	10,000	0.05%	8,937	0.06%
40005001	40005001	TOWN OF BLOUNTSVILLE	Alabama	5.625%	12/1/2006	25,999	0.14%	25,211	0.16%
40001501	40001501	TOWN OF GRANT	Alabama	6.000%	7/1/2007	8,000	0.04%	7,684	0.05%
40001601	40001601	TOWN OF GULF SHORES	Alabama	4.000%	4/1/2007	36,000	0.20%	34,442	0.22%
40007301	40007301	TOWN OF MOULTON	Alabama	3.750%	9/1/2007	95,000	0.52%	88,891	0.56%
40002902	40002902	TOWN OF MOUNDVILLE	Alabama	6.000%	4/1/2010	57,000	0.31%	50,401	0.32%
40007501	40007501	TOWN OF PARRISH	Alabama	5.625%	12/1/2007	39,000	0.21%	36,626	0.23%
40004601	40004601	TOWN OF SLOCOMB	Alabama	4.125%	12/1/2007	51,000	0.28%	46,962	0.30%
40006601	40006601	WINFIELD WATERWORKS	Alabama	5.625%	10/1/2008	28,000	0.15%	25,668	0.16%
			Alabama Total			2,058,999	11.31%	1,773,589	11.23%
40008601	40008601	GREATER JUNEAU BOROUGH	Alaska	4.500%	10/1/2008	135,000	0.74%	123,588	0.78%
			Alaska Total			135,000	0.74%	123,588	0.78%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40009201	40009201	ARKANSAS STATE UNIVERSIT	Arkansas	4.500%	10/1/2009	$460,000	2.53%	$396,426	2.51%
40010101	40010101	CITY OF CENTER HILL	Arkansas	5.625%	10/1/2012	172,000	0.95%	140,933	0.89%
40013502	40013502	CITY OF PARKDALE	Arkansas	4.500%	4/1/2007	12,000	0.07%	11,496	0.07%
40014002	40014002	CITY OF SALEM	Arkansas	4.250%	10/1/2006	15,000	0.08%	14,258	0.09%
40014003	40014003	CITY OF SALEM	Arkansas	4.250%	10/1/2007	15,100	0.08%	13,411	0.08%
40015002	40015002	CITY OF WEST FORK	Arkansas	4.500%	4/1/2008	23,000	0.13%	21,284	0.13%
40013101	40013101	TOWN OF NORPHLET	Arkansas	4.000%	7/1/2007	15,000	0.08%	14,214	0.09%
			Arkansas Total			712,100	3.91%	612,022	3.88%
40015401	40015401	APPLE VALLEY HGTS CO WTR	California	4.000%	7/1/2008	3,000	0.02%	2,783	0.02%
40016801	40016801	IDYLLWILD CO. WTR. DIST	California	5.000%	10/1/2008	150,000	0.82%	137,598	0.87%
40017601	40017601	RUBIDOUX COMMUNITY SERV	California	4.000%	7/1/2006	30,000	0.16%	29,515	0.19%
			California Total			183,000	1.01%	169,896	1.08%
40018801	40018801	TRI-COUNTY WTR. CONSER.	Colorado	5.000%	4/1/2010	1,000,000	5.50%	812,221	5.14%
			Colorado Total			1,000,000	5.50%	812,221	5.14%
40019001	40019001	CITY OF ALTAMONTE SPRING	Florida	5.625%	2/1/2012	330,000	1.81%	279,106	1.77%
40019004	40019004	CITY OF ALTAMONTE SPRING	Florida	5.375%	2/1/2009	240,000	1.32%	220,556	1.40%
40020201	40020201	CITY OF CRYSTAL RIVER	Florida	4.000%	9/1/2006	36,000	0.20%	35,064	0.22%
40021001	40021001	CITY OF HOMESTEAD	Florida	4.500%	7/1/2007	160,000	0.88%	151,794	0.96%
40021002	40021002	CITY OF HOMESTEAD	Florida	5.625%	7/1/2012	329,997	1.81%	274,859	1.74%
40021501	40021501	CITY OF LIVE OAK	Florida	5.625%	4/1/2013	139,000	0.76%	113,044	0.72%
40021502	40021502	CITY OF LIVE OAK	Florida	5.625%	4/1/2013	143,000	0.79%	116,400	0.74%
40020001	40020001	TOWN OF CEDAR GROVE	Florida	5.625%	5/1/2012	50,547	0.28%	42,109	0.27%
40020401	40020401	TOWN OF EATONVILLE	Florida	6.000%	4/1/2011	110,610	0.61%	95,303	0.60%
40022401	40022401	TOWN OF SAINT MARKS	Florida	4.500%	5/1/2008	44,000	0.24%	40,575	0.26%
			Florida Total			1,583,154	8.70%	1,368,810	8.67%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40026201	40026201	CALHOUN COUNTY GEORGIA	Georgia	5.375%	12/1/2010	$195,000	1.07%	$164,512	1.04%
40026301	40026301	CANDLER COUNTY HOSP. AUTH.	Georgia	4.750%	8/1/2009	155,000	0.85%	135,807	0.86%
40028601	40028601	CITY OF CHUBBUCK	Georgia	6.000%	10/1/2012	375,000	2.06%	310,845	1.97%
40025101	40025101	CITY OF EATONTON	Georgia	5.000%	9/1/2008	145,000	0.80%	132,757	0.84%
40025501	40025501	CITY OF FORT GAINES	Georgia	4.750%	1/1/2008	66,000	0.36%	62,287	0.39%
40027301	40027301	CITY OF METTER	Georgia	5.375%	5/1/2011	150,000	0.82%	128,506	0.81%
40028502	40028502	CITY OF WOODSTOCK	Georgia	5.625%	7/1/2013	134,999	0.74%	111,180	0.70%
40025601	40025601	TOWN OF FORT OGLETHORPE	Georgia	6.000%	10/1/2008	220,000	1.21%	203,057	1.29%
			Georgia Total			1,440,999	7.92%	1,248,951	7.91%
40029801	40029801	CITY OF EAST ST. LOUIS	Illinois	4.750%	7/1/2010	85,000	0.47%	73,025	0.46%
40030101	40030101	CITY OF JOHNSTON CITY	Illinois	5.625%	11/1/2006	22,000	0.12%	21,402	0.14%
40030801	40030801	CITY OF MONMOUTH	Illinois	3.875%	7/1/2006	149,999	0.82%	147,074	0.93%
40031401	40031401	CITY OF STERLING	Illinois	5.000%	5/1/2009	200,000	1.10%	177,646	1.12%
40029701	40029701	CURRAN GARDNER TOWNSHIPS	Illinois	4.500%	11/1/2007	100,000	0.55%	93,413	0.59%
40030601	40030601	LAKE BLUFF PARK DISTRICT	Illinois	4.000%	12/1/2006	52,000	0.29%	49,948	0.32%
			Illinois Total			608,999	3.35%	562,508	3.56%
40032101	40032101	CITY OF EVANSDALE	Indiana	3.625%	10/1/2009	75,000	0.41%	65,548	0.42%
40031601	40031601	CORDRY-SWEETWATER CONSER	Indiana	5.000%	4/1/2011	175,000	0.96%	148,908	0.94%
40031701	40031701	TOWN OF HANOVER	Indiana	5.000%	6/1/2006	7,000	0.04%	6,907	0.04%
			Indiana Total			257,000	1.41%	221,363	1.40%
40032602	40032602	CITY ADAIRVILLE	Kentucky	4.500%	3/1/2008	57,000	0.31%	51,137	0.32%
40034101	40034101	CITY OF COLD SPRING	Kentucky	5.375%	8/1/2010	151,000	0.83%	132,004	0.84%
40036202	40036202	CITY OF HODGENVILLE	Kentucky	4.500%	5/1/2008	72,000	0.40%	66,589	0.42%
40036703	40036703	CITY OF JACKSON	Kentucky	6.000%	5/1/2008	18,000	0.10%	16,945	0.11%
40037603	40037603	CITY OF MIDDLESBORO	Kentucky	4.750%	4/1/2010	228,000	1.25%	199,243	1.26%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40039503	40039503	CITY OF STANTON	Kentucky	4.125%	4/1/2006	$20,000	0.11%	$19,788	0.13%
40039504	40039504	CITY OF STANTON	Kentucky	4.750%	4/1/2007	28,000	0.15%	26,588	0.17%
40035902	40035902	HENDRON WATER DISTRICT	Kentucky	5.375%	2/1/2011	236,000	1.30%	199,032	1.26%
40036101	40036101	HICKORY WATER DIST.	Kentucky	3.750%	8/1/2006	38,000	0.21%	37,138	0.24%
40039801	40039801	WARREN COUNTY WATER DIST	Kentucky	3.750%	1/1/2006	19,000	0.10%	19,000	0.12%
			Kentucky Total			867,000	4.76%	767,464	4.86%
40040701	40040701	BAYOU LIBERTY WATER ASSOC.	Louisiana	5.375%	9/1/2011	181,000	0.99%	151,506	0.96%
40041201	40041201	CITY OF DONALDSONVILLE	Louisiana	4.500%	4/1/2009	84,000	0.46%	75,120	0.48%
40040601	40040601	PARISH OF AVOYELLES HOSP	Louisiana	4.750%	11/1/2009	85,000	0.47%	73,281	0.46%
40042501	40042501	PINE HILLS WATERWORKS DI	Louisiana	4.500%	7/1/2008	59,000	0.32%	54,439	0.34%
40042601	40042601	PRAIRIE RD, WATER DIST.	Louisiana	5.625%	12/1/2012	158,000	0.87%	125,390	0.79%
40041501	40041501	TOWN OF GRAMBLING	Louisiana	5.375%	1/1/2010	105,000	0.58%	94,097	0.60%
40041301	40041301	VILLAGE OF EAST HODGE	Louisiana	6.000%	9/1/2011	42,000	0.23%	35,771	0.23%
40042401	40042401	VILLAGE OF PARKS	Louisiana	3.750%	2/1/2007	15,000	0.08%	14,376	0.09%
40042402	40042402	VILLAGE OF PARKS	Louisiana	5.625%	8/1/2012	135,000	0.74%	115,894	0.73%
40043001	40043001	VILLAGE OF SOUTH MANSFIE	Louisiana	4.000%	1/1/2008	23,000	0.13%	21,598	0.14%
			Louisiana Total			887,000	4.87%	761,472	4.82%
40044401	40044401	VILLAGE OF ONTONAGON	Michigan	4.500%	10/1/2006	15,000	0.08%	14,563	0.09%
			Michigan Total			15,000	0.08%	14,563	0.09%
40044901	40044901	CITY OF LAKE CITY	Minnesota	4.000%	10/1/2006	27,000	0.15%	26,126	0.17%
			Minnesota Total			27,000	0.15%	26,126	0.17%
40049302	40049302	CITY OF WAVELAND	Mississippi	5.375%	7/1/2007	102,000	0.56%	97,787	0.62%
40049401	40049401	CITY OF WAYNESBORO	Mississippi	6.000%	1/1/2008	69,000	0.38%	66,159	0.42%
			Mississippi Total			171,000	0.94%	163,946	1.04%
40050501	40050501	JACKSON CO WATER DIST 15	Missouri	5.625%	12/1/2008	246,000	1.35%	224,048	1.42%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
			Missouri Total			$246,000	1.35%	$224,048	1.42%
40051701	40051701	THE WRIGHTSTOWN MUNICIPA	New Jersey	5.625%	1/1/2016	224,000	1.23%	171,482	1.09%
			New Jersey Total			224,000	1.23%	171,482	1.09%
40054002	40054002	TOWN OF ELM CITY	North Carolina	4.000%	6/1/2006	7,000	0.04%	6,901	0.04%
40054402	40054402	TOWN OF GRANITE QUARRY	North Carolina	4.500%	6/1/2006	18,000	0.10%	17,736	0.11%
40054602	40054602	TOWN OF HAVELOCK	North Carolina	4.000%	6/1/2006	22,000	0.12%	21,672	0.14%
40055401	40055401	TOWN OF MANTEO	North Carolina	4.000%	6/1/2006	10,000	0.05%	9,846	0.06%
40055902	40055902	TOWN OF NEWPORT	North Carolina	5.625%	6/1/2007	5,000	0.03%	4,798	0.03%
40056301	40056301	TOWN OF PRINCEVILLE	North Carolina	6.000%	6/1/2008	27,000	0.15%	25,223	0.16%
			North Carolina Total			89,000	0.49%	86,176	0.55%
40058601	40058601	SCIOTO BOARD OF COMMISSIONERS	Ohio	5.375%	5/1/2010	165,000	0.91%	144,213	0.91%
40058701	40058701	VILLAGE OF SOMERSET	Ohio	3.625%	1/1/2004	—	0.00%	—	0.00%
			Ohio Total			165,000	0.91%	144,213	0.91%
40059501	40059501	BRYAN CO HOME AUT NURSIN	Oklahoma	4.000%	2/1/2007	18,000	0.10%	17,242	0.11%
40060801	40060801	GROVE MUNICIPAL SERVICES	Oklahoma	4.125%	6/1/2007	28,000	0.15%	26,526	0.17%
40061301	40061301	MOORE PUBLIC WORKS AUTHO	Oklahoma	5.000%	1/1/2010	360,000	1.98%	317,723	2.01%
40061502	40061502	MULDROW UTILITY AUTHORIT	Oklahoma	5.000%	4/1/2009	170,000	0.93%	153,905	0.97%
40062101	40062101	PAULS VALLEY HOSP AUTHOR	Oklahoma	4.500%	4/1/2007	80,000	0.44%	76,228	0.48%
40062901	40062901	ROOSEVELT PUB WORKS AUTH	Oklahoma	3.875%	4/1/2006	7,000	0.04%	6,934	0.04%
40063401	40063401	VALLEY VIEW HOSPITAL AUT	Oklahoma	4.125%	12/1/2007	111,000	0.61%	102,314	0.65%
			Oklahoma Total			774,000	4.25%	700,872	4.44%
40065301	40065301	CITY OF BEAUFORT	South Carolina	5.625%	10/1/2014	663,000	3.64%	519,597	3.29%
40066501	40066501	TOWN OF FAIRFAX	South Carolina	4.750%	4/1/2009	97,000	0.53%	86,666	0.55%
40068701	40068701	TOWN OF SUMMERTON	South Carolina	4.750%	4/1/2010	102,000	0.56%	88,845	0.56%
40069001	40069001	TOWN OF WARE SHOALS	South Carolina	5.375%	7/1/2009	34,000	0.19%	30,896	0.20%
			South Carolina Total			896,000	4.92%	726,004	4.60%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40069201	40069201	CITY OF NORTH SIOUX CITY	South Dokota	5.625%	3/1/2012	$59,000	0.32%	$49,316	0.31%
			South Dokota Total			59,000	0.32%	49,316	0.31%
40069802	40069802	CITY OF ARDMORE	Tennessee	5.000%	7/1/2009	4,000	0.02%	3,590	0.02%
40069803	40069803	CITY OF ARDMORE	Tennessee	5.000%	7/1/2009	46,000	0.25%	41,406	0.26%
40070001	40070001	CITY OF ATHENS	Tennessee	4.500%	10/1/2008	185,288	1.02%	167,348	1.06%
40072201	40072201	CITY OF GOODLETTSVILLE	Tennessee	4.500%	6/1/2009	150,000	0.82%	132,927	0.84%
40074401	40074401	CITY OF RAMER	Tennessee	5.375%	3/1/2010	25,000	0.14%	22,074	0.14%
40071001	40071001	TOWN OF CHURCHILL	Tennessee	4.500%	1/1/2009	157,000	0.86%	143,637	0.91%
40072401	40072401	TOWN OF GREENEVILLE	Tennessee	3.750%	7/1/2006	25,000	0.14%	24,580	0.16%
40072402	40072402	TOWN OF GREENVILLE	Tennessee	3.750%	7/1/2006	4,000	0.02%	3,930	0.02%
40073401	40073401	TOWN OF MICHIE	Tennessee	4.500%	7/1/2009	81,000	0.45%	72,302	0.46%
40073701	40073701	TOWN OF OLIVER SPRINGS	Tennessee	5.000%	12/1/2008	215,000	1.18%	194,655	1.23%
40076201	40076201	UN FORK-BAKEWELL	Tennessee	4.500%	6/1/2009	93,000	0.51%	82,304	0.52%
40076702	40076702	UTILITY DISTRICT	Tennessee	4.500%	5/1/2008	110,000	0.60%	101,228	0.64%
			Tennessee Total			1,095,288	6.02%	989,981	6.27%
40078401	40078401	BRAZORIA COUNTY WATER CO	Texas	5.000%	11/1/2008	33,000	0.18%	30,196	0.19%
40078901	40078901	CARDINAL MEADOWS IMPVT D	Texas	4.500%	3/1/2009	20,516	0.11%	18,360	0.12%
40079101	40079101	CHILDRESS GENERAL HOSPIT	Texas	4.500%	7/1/2008	128,000	0.70%	117,388	0.74%
40079301	40079301	CISCO HOSPITAL AUTHORITY	Texas	5.000%	9/1/2009	160,000	0.88%	139,562	0.88%
40080201	40080201	CITY DALWORTHINGTON GARD	Texas	4.500%	7/1/2008	26,000	0.14%	23,953	0.15%
40077301	40077301	CITY OF ARP	Texas	4.000%	6/15/2006	8,000	0.04%	7,870	0.05%
40077503	40077503	CITY OF AUBREY	Texas	4.000%	8/1/2006	3,500	0.02%	3,416	0.02%
40078702	40078702	CITY OF BYERS	Texas	4.000%	8/1/2006	7,000	0.04%	6,842	0.04%
40079502	40079502	CITY OF COPPELL	Texas	4.000%	5/1/2006	19,980	0.11%	19,753	0.13%
40080801	40080801	CITY OF FATE	Texas	5.000%	3/1/2010	33,000	0.18%	28,888	0.18%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40080901	40080901	CITY OF GARY	Texas	4.500%	10/1/2007	$102,000	0.56%	$95,569	0.61%
40081201	40081201	CITY OF GREY FOREST	Texas	4.500%	12/1/2007	160,000	0.88%	148,745	0.94%
40081501	40081501	CITY OF HOOKS	Texas	5.375%	12/1/2010	189,000	1.04%	160,173	1.01%
40081901	40081901	CITY OF HUXLEY	Texas	5.000%	3/1/2009	280,000	1.54%	252,654	1.60%
40083001	40083001	CITY OF LUCAS	Texas	5.000%	12/1/2009	49,000	0.27%	43,041	0.27%
40083801	40083801	CITY OF NEW SUMMERFIELD	Texas	3.750%	5/1/2006	2,000	0.01%	1,976	0.01%
40083802	40083802	CITY OF NEW SUMMERFIELD	Texas	4.500%	5/1/2007	31,000	0.17%	29,599	0.19%
40084901	40084901	CITY OF QUEEN CITY	Texas	5.375%	12/1/2011	210,000	1.15%	173,832	1.10%
40085101	40085101	CITY OF RAYMONDVILLE	Texas	5.375%	3/1/2010	75,000	0.41%	66,922	0.42%
40085201	40085201	CITY OF RED OAK	Texas	5.375%	6/15/2012	80,000	0.44%	67,335	0.43%
40085401	40085401	CITY OF RENO	Texas	5.625%	1/1/2013	98,000	0.54%	82,268	0.52%
40082001	40082001	COUNTY MUNICIPAL WATER D	Texas	5.000%	4/1/2009	130,000	0.71%	116,896	0.74%
40080101	40080101	COUNTY OF CULBERSON	Texas	5.000%	10/1/2009	60,000	0.33%	52,192	0.33%
40086001	40086001	COUNTY OF SAN PATRICIO	Texas	4.500%	7/1/2008	39,000	0.21%	35,654	0.23%
40079801	40079801	CROSBY MUNICIPAL DISTRIC	Texas	5.625%	1/1/2013	108,000	0.59%	90,681	0.57%
40079802	40079802	CROSBY MUNICIPAL DISTRIC	Texas	5.625%	1/1/2013	360,000	1.98%	301,568	1.91%
40080701	40080701	FANNIN COUNTY HOSPITAL	Texas	6.000%	2/1/2011	489,850	2.69%	418,916	2.65%
40083201	40083201	MACEDONIA-EYLAN FRESH WATER	Texas	4.500%	5/1/2010	89,000	0.49%	76,560	0.48%
40085301	40085301	RED RIVER AUTHORITY OF T	Texas	4.500%	4/1/2009	27,000	0.15%	23,879	0.15%
40086201	40086201	SCHAEFER ROAD RURAL WATER	Texas	5.000%	2/1/2010	34,000	0.19%	30,084	0.19%
40086502	40086502	SEYMOUR HOSPITAL AUTH.	Texas	4.500%	8/1/2007	12,000	0.07%	11,269	0.07%
40086501	40086501	SEYMOUR HOSPITAL AUTHORI	Texas	4.500%	8/1/2007	88,000	0.48%	82,636	0.52%
40086701	40086701	SOUTH LIMESTONE HOSPITAL	Texas	6.000%	10/1/2011	200,000	1.10%	167,116	1.06%
40077101	40077101	TOWN OF ANTHONY	Texas	5.625%	8/1/2012	58,000	0.32%	48,811	0.31%
40079601	40079601	TOWN OF CORBES	Texas	5.375%	1/1/2010	22,000	0.12%	19,830	0.13%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40087401	40087401	TOWN OF WHITEHOUSE	Texas	5.000%	3/1/2010	$116,000	0.64%	$102,394	0.65%
			Texas Total			3,547,846	19.50%	3,096,828	19.61%
40088301	40088301	CITY OF HARRISVILLE	Utah	4.500%	7/1/2009	28,000	0.15%	25,289	0.16%
40088501	40088501	CITY OF PLAIN CITY	Utah	4.500%	5/1/2012	190,000	1.04%	153,208	0.97%
40088601	40088601	CITY OF PLEASANT VIEW	Utah	6.000%	9/1/2011	152,000	0.84%	129,799	0.82%
40088201	40088201	FARR WEST CITY SEWER IMP	Utah	4.500%	11/1/2009	8,000	0.04%	7,098	0.04%
40088202	40088202	FARR WEST CITY SEWER IMP	Utah	4.500%	11/1/2009	18,000	0.10%	15,609	0.10%
40088801	40088801	SALT LAKE COUNTY	Utah	6.000%	7/1/2013	620,000	3.41%	518,742	3.28%
			Utah Total			1,016,000	5.58%	849,745	5.38%
40089801	40089801	PORT OF KINGSTON	Washington	4.000%	7/1/2006	55,856	0.31%	54,781	0.35%
40089802	40089802	PORT OF KINGSTON	Washington	5.000%	7/1/2006	4,047	0.02%	3,979	0.03%
			Washington Total			59,903	0.33%	58,760	0.37%
40090301	40090301	CITY OF BENWOOD	West Virginia	6.000%	1/1/2012	79,000	0.43%	68,696	0.44%
			West Virginia Total			79,000	0.43%	68,696	0.44%
Total						$18,197,288		$15,792,640

Item 2.                    Code of Ethics.

Not applicable to the registrant.

Item 3.                    Audit Committee Financial Expert.

Not applicable to the registrant.

Item 4.                    Principal Accountant Fees and Services.

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2005 - $278,164

Fiscal year ended 2004 - $148,355

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2005 - $0

Fiscal year ended 2004 - $0

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2005 - $26,929

Fiscal year ended 2004 - $25,405

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2005 - $120,349

-$120,349 in connection with Accountants’ Reports on Applying

Agreed-Upon Procedures as required by the Trust’s Indenture.

Fiscal year ended 2004 - $115,462

-$115,462 in connection with Accountants’ Reports on Applying

Agreed-Upon Procedures as required by the Trust’s Indenture.

(e)  (1) Audit Committee Policies regarding Pre-approval of Services. Not applicable to the registrant.

(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit

2

committee pursuant to paragraph (c) (7)(i)(C) of Rule 2-01 of Regulation S-X: Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

Item 5.                    Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.                    Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1.

Item 7.                    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.                    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.                    Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.                 Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11.                 Controls and Procedures.

Not applicable to the registrant.

Item 12.                 Exhibits.

The following exhibits are attached to this Form N-CSR:

(a)

1)     Code of Ethics or amendments:  not applicable to the registrant.

2)     Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act  (17 CFR 270.30a-2(a)) is attached as Exhibit 99.1.

3)     Written solicitation to purchase securities:  not applicable to the registrant.

4)     Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached as Exhibit 99.2.

5)     Attestation Report of Independent Accountants, Pricewaterhouse Coopers, LLP, is attached as Exhibit 99.3.

6)     GMAC reports pursuant to sections 1302 and 1307 of the Servicing Agreement are attached as Exhibit 99.4.

(b)  Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Act  (17 CFR 270.30a-2(a)) is attached as Exhibit 99.5.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	PUBLIC FACILITY LOAN TRUST
By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and restated as of August 25, 1988
By:	/s/ David W. Doucette
David W. Doucette
Vice President

Date:	February 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and restated as of August 25, 1988
By (signature and title)*:	/s/ David W. Doucette
David W. Doucette
Vice President

Date:	February 18, 2007

* Print the name and title of each signing officer under his or her signature.

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